UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Diversified Select Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	March 31, 2020

Date of reporting period:	March 31, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Diversified Select Real Asset Fund
Annual Report
March 31, 2020
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Financial Statements 2
Notes to Financial Statements 6
Schedule of Investments 14
Financial Highlights (includes performance information) 20
Report of Independent Registered Public Accounting Firm 22
Shareholder Expense Example 23
Supplemental Information 24

Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The world economy began a health-related pandemic recession in February. It arrived in the United States in March. Equity and credit market pain was intense because the range of credible downside outcomes was so wide. There were essentially no safe havens. A temporary equity trough may have been reached on March 18, but market turmoil will likely persist until the count of new coronavirus cases peaks.
Widespread business closures, shelter-in-place policies, government-enforced lockdowns, imply production and consumption are being drastically curtailed. Growth in China in January and February fell, and savagely, for the first time since records began. Surveys of purchasing managers plummeted in Europe, Japan, and the U.S., some below the level of the great financial crisis. Regional Federal Reserve (Fed)
surveys of manufacturers in New York, Kansas City, and Philadelphia nose-dived into retrenchment territory. High-frequency U.S. data on restaurant visits, airline travel, and box office receipts have fallen 90% or more. Initial claims for U.S. jobless compensation surged to 3.28 million at last report, more than four times the prior week record set back in 1982.
March was ugly. Financial markets were horrendous. A few U.S. treasury bond indices did show positive returns; wheat and gold prices rose, but few investors were so positioned. Not one of the 47 world stock indices we follow rose in March. Stock markets in China were leading performers as the country was the first to start to recover from the virus. The Shanghai Composite Index only fell 4.0% in March and 9.4%
for the quarter. The S&P 500 Index plunged 11.0% in March and 18.6% for the quarter. Even with the ferocious three-day rally the last week of March, that index is still down 25.1% from its peak through March 27. Even so, it’s been one of the better performing world equity indices.
Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds

Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from March 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist.

Statement of Assets and Liabilities
March 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Diversified
Select Real Asset Fund
Investment in securities--at cost ......................................................................................................................
$ 124,893
Assets
Investment in securities--at value  ...................................................................................................................... $ 98,468
Receivables:
Dividends and interest ............................................................................................................................. 518
Expense reimbursement from Manager ........................................................................................................... 127
Investment securities sold ......................................................................................................................... 356
Prepaid expenses ........................................................................................................................................
78
Total Assets   99,547
Liabilities
Accrued management and investment advisory fees .................................................................................................... 159
Accrued transfer agent fees ............................................................................................................................. 33
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 144
Cash overdraft ........................................................................................................................................... 77
Payables:
Investment securities purchased .................................................................................................................. 238
Total Liabilities
652
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 98,895
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 126,973
Total distributable earnings (accumulated loss) .........................................................................................................
(28,078)
Total Net Assets
$ 98,895
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A: Net Assets ...................................................................................................................................... $ 197
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share ......................................................................................................................... $ 19.35
Maximum Offering Price .........................................................................................................................
$ 20.53
Class Y: Net Assets ...................................................................................................................................... $ 98,501
Shares Issued and Outstanding .................................................................................................................... 5,081
Net Asset Value per share .........................................................................................................................
$ 19.39
Institutional: Net Assets ................................................................................................................................. $ 197
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share .........................................................................................................................
$ 19.36

Statement of Operations
Period Ended March 31, 2020

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 1,742
Withholding tax ....................................................................................................................................... (75)
Interest ................................................................................................................................................. 1,670
Total Income 3,337
Expenses:
Management and investment advisory fees ........................................................................................................... 1,462
Registration fees - Class A ............................................................................................................................ 29
Registration fees - Class Y ............................................................................................................................ 29
Registration fees - Institutional ....................................................................................................................... 29
Shareholder reports - Class A ......................................................................................................................... 3
Shareholder reports - Class Y ......................................................................................................................... 3
Shareholder reports - Institutional .................................................................................................................... 2
Transfer agent fees - Class A .......................................................................................................................... 32
Transfer agent fees - Class Y .......................................................................................................................... 78
Transfer agent fees - Institutional ..................................................................................................................... 36
Custodian fees ......................................................................................................................................... 26
Directors' expenses .................................................................................................................................... 2
Professional fees ...................................................................................................................................... 170
Other expenses ........................................................................................................................................ 48
Total Gross Expenses 1,949
Less: Reimbursement from Manager ................................................................................................................. 236
Less: Reimbursement from Manager - Class A ....................................................................................................... 65
Less: Reimbursement from Manager - Class Y ....................................................................................................... 356
Less: Reimbursement from Manager - Institutional .................................................................................................. 69
Total Net Expenses 1,223
Net Investment Income (Loss) 2,114
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (1,729)
Foreign currency transactions ......................................................................................................................... (63)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ (26,425)
Translation of assets and liabilities in foreign currencies ............................................................................................. (2)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (28,219)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (26,105)
(a)
Period from June 25, 2019, date operations commenced, through March 31, 2020.

Statement of Changes in Net Assets

See accompanying notes.
Amounts in thousands
Principal Diversified Select Real Asset
Fund
Period Ended
March 31, 2020
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ 2,114
Net realized gain (loss) on investments and foreign currencies ............................................................................................... (1,792)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies .............................
(26,427)
Net Increase (Decrease) in Net Assets Resulting from Operations (26,105)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... (1,974)
From tax return of capital ......................................................................................................................................
(238)
Total Dividends and Distributions (2,212)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
127, 1 12
Total Increase (Decrease) in Net Assets 98, 7 95
Net Assets
Beginning of period ............................................................................................................................................
100
End of period ..................................................................................................................................................
$ 98,895
Class A Class Y Institutional
Capital Share Transactions:
Period Ended March 31, 2020
(a)
Dollars:
Sold ....................................................................................... $ 2 25 $ 124, 45 0 $ 2 25
Reinvested .................................................................................. 4 2,204 4
Net Increase (Decrease) .........................................................................
$ 2 29 $ 126, 65 4 $ 2 29
Shares:
Sold ....................................................................................... 9 4,98 5 9
Reinvested .................................................................................. – 94 –
Net Increase (Decrease) .........................................................................
9 5,0 79 9
Dividends and Distributions to Shareholders:
Period Ended March 31, 2020
(a)
From net investment income and net realized gain on investments ........................................... $ (4) $ (1,966) $ (4)
From tax return of capital ........................................................................ – (238) –
Total Dividends and Distributions
$ (4) $ (2,204) $ (4)
(a)
Period from June 25, 2019, date operations commenced, through March 31, 2020.

Statement of Cash Flows
Period Ended March 31, 2020

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
(a)
Cash Flows from Operating Activities:
Net decrease in net assets from operations ............................................................................. $ (26,105)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities ............................................................................... (163,275)
Proceeds from sale of investment securities ........................................................................ 43,065
Net sales or (purchases) of short term securities ..................................................................... (6,609)
Net accretion of bond discounts and amortization of premiums .......................................................... 197
Unrealized depreciation on investments ........................................................................... 26,425
Net realized loss from investments ............................................................................... 1,729
Increase in dividends and interest receivable ........................................................................ (518)
Increase in investment securities sold ............................................................................. (356)
Increase in accrued fees, expenses, and expense reimbursement from Manager ............................................... 132
Increase in investment securities purchased ........................................................................ 238
Net cash used in operating activities (125,077)
Cash Flows from Financing Activities:
Proceeds from shares sold ..................................................................................... 124,900
Net cash provided by financing activities 124,900
Net decrease  in cash and foreign currency ......................................................................... (177)
Cash:
Beginning of period ......................................................................................... $ 100
End of period ..............................................................................................
$ (77)
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ....................................................................... $ 2,212
(a)
Period from June 25, 2019, date operations commenced, through March 31, 2020.

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

1. Organization
Principal Diversified Select Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and
Institutional Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the
Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of
Trustees (the “Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded.
There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”)
(an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class
A shares and $100,000 for Class Y and Institutional Class shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
Effective June 3, 2019, the initial purchase of $25,000 of Class A shares, $50,000 shares of Class Y shares, and $25,000 of Institutional Class shares was made by Principal Financial Services, Inc., an affiliate of the Manager. The Fund commenced operations on June 25, 2019. Prior to June 25, 2019, the Fund had no operations other than matters relating to its organization and the initial purchases on June 3, 2019.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager. The shares of other investment funds are referred to as the “Underlying Funds”.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies. The Fund held securities denominated in Euro of 5.2% of net assets as of March 31, 2020.
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) and private investment funds may be characterized as ordinary income, net capital gain, or return of capital to the Fund. The proper characterization of distributions from REITs and private investment funds is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of
Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations of the Fund do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current period. During the period ended March 31, 2020, the Fund did not record any such tax benefit or expense in the accompanying financial statements.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. These amounts are shown as withholding tax on the statement of operations.
3. Operating Policies
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Entities may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London Interbank Offered Rate (“LIBOR”).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statement of assets and liabilities, as applicable. As of March 31, 2020, the Fund had no commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds. As of March
31, 2020, the Fund had unfunded commitments relating to potential future investments not currently held, as reported below (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Private Investment Fund Unfunded Commitment
Brookfield Senior Mezzanine Real Estate Finance Fund
$5,000
Brookfield Super-Core Infrastructure Partners Fund
5,000
Trumbull Property Growth & Income Fund
5,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board. The Valuation Committee meets at least monthly and reports directly to the Board. A pricing group (the “Pricing Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments.
5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets
(“aggregate net assets”) of the Fund. The investment advisory and management fee schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 30,311 $ — $ 30,311
Common Stocks
Basic Materials 2,073 2,813 — 4,886
Communications — 48 — 48
Consumer, Cyclical — 53 — 53
Consumer, Non-cyclical 1,243 704 — 1,947
Energy 4,937 1,625 — 6,562
Financial 6,726 4,758 — 11,484
Industrial 2,893 864 — 3,757
Utilities 5,771 6,608 — 12,379
Convertible Bonds* — 1,688 — 1,688
Convertible Preferred Stocks
Energy — 1,248 — 1,248
Investment Companies 6,908 — — 6,908
Senior Floating Rate Interests* — 973 — 973
Total $ 30,551 $ 51,693 $ — $ 82,244
Investments Using NAV as practical expedient
0000 Private Investment Funds 16,224
Total investments in securities $ 98,468
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

The Manager has agreed to waive 0.53% (prior to January 1, 2020, the waiver was 0.13%) of the Fund’s investment advisory and management fees. It is expected that the fee waiver will continue through the period ending July 31, 2021; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the fiscal year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities and are settled periodically. It is expected that the operating expense limits will continue through the period ending July 31, 2021; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
^ Prior to January 1, 2020, the contractual limits were 2.07%, 1.57%, and 1.77% for Class A, Class Y, and Institutional Class, respectively.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. For the period from June 25, 2019, date operations commenced, through March 31, 2020, the Fund's distribution fees were less than $500.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund in the Manager’s fund complex and is shown on the statement of operations. For the period from June 25, 2019, date operations commenced, through March 31, 2020, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended March 31, 2020, there were no sales charges retained by the Distributor.
Affiliated Ownership . As of March 31, 2020, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the period ended March 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June,
September, and December.
Share Class
Operating Expense
Limit ^
Expiration
Class A
1.67% July 31, 2021
Class Y
1.17% July 31, 2021
Institutional Class 1.37%
July 31, 2021
Class A Class Y Institutional
Principal Diversified Select Real Asset Fund 10 5,081 10
Purchases Sales
Principal Diversified Select Real Asset Fund $ 163,268 $ 43,027
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the
Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the period from June 25, 2019, date operations commenced, through March 31, 2020, no shares of the Fund were repurchased during the repurchase offer windows.
8. Federal Tax Information
Distributions to Shareholders The federal income tax character of distributions paid for the period from June 25, 2019, date operations commenced, through March 31, 2020, were as follows (amounts in thousands):
Distributable Earnings. As of March 31, 2020, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2020, the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the period from June 25, 2019, date operations commenced, through March 31, 2020, the Fund did not utilize any capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period from June 25, 2019, date operations commenced, through March 31, 2020, the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period from June 25,
2019, date operations commenced, through March 31, 2020 , the Fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of March 31, 2020 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
Ordinary Income Return of Capital
Principal Diversified Select Real Asset Fund $ 1,974 $ 238
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Total Accumulated
Earnings (Deficit)
Principal Diversified Select Real Asset Fund $ (580) $ (27,498) $ (28,078)
Short-Term Long-Term Total
Principal Diversified Select Real Asset Fund $ 580 $ — $ 580
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Diversified Select Real Asset Fund $ 1 $ (1)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Diversified Select Real Asset Fund $ 506 $ (28,002) $ (27,496) $ 125,964
7. Repurchase Offers (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2020

9. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Fund’s performance and financial results.
10. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 6.98% Shares Held Value (000's)
Exchange-Traded Funds - 0.30%
SPDR S&P Global Natural Resources ETF 9,690 $ 299
Money Market Funds - 6.68%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 0.22%
(a)
6,608,798 6,609
TOTAL INVESTMENT COMPANIES $ 6,908
PRIVATE INVESTMENT FUNDS - 16.41%
Shares/Units
Held Value (000's)
Agriculture - 6.21%
Ceres Farmland Holdings, LP
(b)
6,000,000 6,139
Diversified Financial Services - 2.20%
Sound Point CLO Fund, LP
(b)
N/A 2,173
Forest Products & Paper - 8.00%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
6,905 7,912
TOTAL PRIVATE INVESTMENT FUNDS $ 16,224
COMMON STOCKS - 41.58% Shares Held Value (000's)
Agriculture - 0.22%
Archer-Daniels-Midland Co 3,163 111
Bunge Ltd 2,536 104
$ 215
Biotechnology - 0.10%
Corteva Inc 4,378 103
Chemicals - 1.12%
CF Industries Holdings Inc 3,230 88
Ecolab Inc 1,691 263
FMC Corp 1,280 105
Israel Chemicals Ltd 32,164 102
K+S AG 14,673 84
Mosaic Co/The 6,993 76
Nutrien Ltd 2,946 101
OCI NV
(c)
7,155 85
Sociedad Quimica y Minera de Chile SA ADR 4,350 98
Yara International ASA 3,307 105
$ 1,107
Commercial Services - 0.62%
Atlas Arteria Ltd 14,166 48
China Merchants Port Holdings Co Ltd 98,000 111
Transurban Group 60,442 450
$ 609
Consumer Products - 0.11%
Avery Dennison Corp 1,040 106
Diversified Financial Services - 0.19%
Centuria Capital Group 178,796 183
Electric - 5.94%
Atlantica Yield PLC 17,823 397
AusNet Services 404,184 424
CenterPoint Energy Inc 6,228 96
Clearway Energy Inc - Class C 23,815 448
Dominion Energy Inc 7,336 530
Duke Energy Corp 3,960 320
Edison International 4,304 236
EDP - Energias de Portugal SA 129,657 522
Emera Inc 12,774 504
Hydro One Ltd
(d)
14,321 258
Red Electrica Corp SA 38,863 698
Spark Infrastructure Group 357,973 432
SSE PLC 25,071 403
Terna Rete Elettrica Nazionale SpA 71,992 453
Transmissora Alianca de Energia Eletrica SA 30,700 152
$ 5,873
Electronics - 0.42%
Badger Meter Inc 6,198 332
Watts Water Technologies Inc 988 84
$ 416
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 1.14%
NextEra Energy Partners LP 14,488 $ 623
TerraForm Power Inc 31,697 500
$ 1,123
Engineering & Construction - 0.46%
Aena SME SA
(d)
887 96
Grupo Aeroportuario del Pacifico SAB de CV 22,300 121
Stantec Inc 3,368 86
Sydney Airport 44,190 153
$ 456
Environmental Control - 1.31%
China Water Affairs Group Ltd 394,000 294
Evoqua Water Technologies Corp
(c)
16,784 188
Kurita Water Industries Ltd 5,700 131
METAWATER Co Ltd 2,500 89
Pentair PLC 5,067 151
Tetra Tech Inc 6,330 447
$ 1,300
Food - 0.21%
Ingredion Inc 1,430 108
Wilmar International Ltd 41,900 95
$ 203
Forest Products & Paper - 0.87%
International Paper Co 3,222 100
Mondi PLC 5,970 101
Nine Dragons Paper Holdings Ltd 101,000 91
Oji Holdings Corp 25,000 133
Smurfit Kappa Group PLC 3,588 102
Stora Enso Oyj 10,125 101
Svenska Cellulosa AB SCA 12,598 125
UPM-Kymmene Oyj 3,910 106
$ 859
Gas - 1.25%
Enagas SA 5,837 115
Italgas SpA 36,565 200
National Grid PLC 33,720 394
Snam SpA 114,310 523
$ 1,232
Healthcare - Products - 0.72%
Danaher Corp 5,135 711
Iron & Steel - 0.92%
ArcelorMittal SA 8,448 80
Evraz PLC 28,580 82
Fortescue Metals Group Ltd 18,328 112
JFE Holdings Inc 12,800 83
Nippon Steel Corp 10,600 90
Novolipetsk Steel PJSC 6,289 98
Nucor Corp 2,879 104
POSCO 740 97
thyssenkrupp AG
(c)
12,461 66
Vale SA ADR 12,129 100
$ 912
Lodging - 0.05%
City Developments Ltd 10,400 53
Machinery - Diversified - 0.92%
IDEX Corp 1,402 194
Mueller Water Products Inc - Class A 20,195 162
Xylem Inc/NY 8,467 551
$ 907
Metal Fabrication & Hardware - 0.16%
Advanced Drainage Systems Inc 5,469 161
Mining - 2.03%
Agnico Eagle Mines Ltd 2,510 100
Anglo American PLC 5,204 91
Antofagasta PLC 12,400 118
Barrick Gold Corp 6,245 115
BHP Group Ltd 5,498 100
Franco-Nevada Corp 1,110 111
Freeport-McMoRan Inc 11,959 81

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Glencore PLC
(c)
48,254 $ 73
Kirkland Lake Gold Ltd 3,693 109
Korea Zinc Co Ltd 349 102
MMC Norilsk Nickel PJSC ADR 3,961 96
Newcrest Mining Ltd 7,024 96
Newmont Corp 2,668 121
Norsk Hydro ASA 42,320 91
Rio Tinto Ltd 2,117 109
South32 Ltd 83,222 92
Southern Copper Corp 3,539 100
Sumitomo Metal Mining Co Ltd 4,800 98
Teck Resources Ltd 11,844 90
Wheaton Precious Metals Corp 4,188 115
$ 2,008
Oil & Gas - 2.28%
BP PLC 23,540 97
Canadian Natural Resources Ltd 4,627 63
Chevron Corp 1,276 92
CNOOC Ltd 87,000 90
ConocoPhillips 2,459 76
Ecopetrol SA ADR 6,748 64
Eni SpA 9,717 97
EOG Resources Inc 1,882 68
Equinor ASA 7,987 100
Exxon Mobil Corp 2,315 88
Gazprom PJSC ADR 19,754 90
Imperial Oil Ltd 5,439 62
LUKOIL PJSC ADR 1,399 82
Marathon Petroleum Corp 2,511 59
Neste Oyj 3,040 101
Novatek PJSC 831 94
Occidental Petroleum Corp 3,638 42
Petroleo Brasileiro SA ADR 9,843 54
Phillips 66 1,590 85
Pioneer Natural Resources Co 970 68
Repsol SA 10,705 96
Rosneft Oil Co PJSC 19,688 79
Royal Dutch Shell PLC - A Shares 5,612 98
Suncor Energy Inc 4,322 69
Tatneft PJSC ADR 1,998 83
TOTAL SA 2,825 106
Valero Energy Corp 1,797 82
Woodside Petroleum Ltd 6,616 73
$ 2,258
Oil & Gas Services - 0.11%
Halliburton Co 7,022 48
Schlumberger Ltd 4,396 59
$ 107
Packaging & Containers - 0.52%
Amcor PLC 12,780 104
DS Smith PLC 29,681 101
Packaging Corp of America 1,314 114
Sealed Air Corp 3,929 97
Westrock Co 3,581 101
$ 517
Pipelines - 3.11%
AltaGas Ltd 18,489 168
APA Group 53,486 339
Cheniere Energy Inc
(c)
7,269 244
Cheniere Energy Partners LP 1,647 44
Enbridge Inc 7,227 210
Energy Transfer LP 29,656 136
Enterprise Products Partners LP 13,064 187
EQM Midstream Partners LP 4,334 51
Gibson Energy Inc 13,209 153
Hess Midstream LP 1,821 19
Kinder Morgan Inc/DE 13,440 187
Magellan Midstream Partners LP 5,345 195
MPLX LP 13,848 161
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Noble Midstream Partners LP
(e)
96,604 $ 338
ONEOK Inc 4,311 94
Phillips 66 Partners LP 4,940 180
Williams Cos Inc/The 25,992 368
$ 3,074
Real Estate - 1.83%
Aroundtown SA 18,750 94
Castellum AB 4,426 75
Entra ASA
(d)
4,184 50
Fabege AB 4,380 56
LEG Immobilien AG 1,062 119
Midea Real Estate Holding Ltd
(d)
28,600 70
Mitsubishi Estate Co Ltd 20,300 300
New World Development Co Ltd 201,000 214
Sun Hung Kai Properties Ltd 18,500 242
Tokyo Tatemono Co Ltd 4,900 52
Vonovia SE 6,420 319
Wihlborgs Fastigheter AB 4,346 60
Zhongliang Holdings Group Co Ltd 232,000 162
$ 1,813
REITs - 9.59%
AIMS APAC REIT 152,700 111
Alexandria Real Estate Equities Inc 1,068 146
American Homes 4 Rent 10,452 242
American Tower Corp 450 98
Americold Realty Trust 3,865 132
Apartment Investment & Management Co 1,233 43
Arena REIT 77,736 80
AvalonBay Communities Inc 365 54
Big Yellow Group PLC 13,179 163
Centuria Industrial REIT 25,707 41
Centuria Office REIT 49,414 50
CFE Capital S de RL de CV 187,800 166
CoreSite Realty Corp 2,300 267
Crown Castle International Corp 3,394 491
CubeSmart 11,303 303
Daiwa Office Investment Corp 16 89
Dexus 13,775 76
Dream Industrial Real Estate Investment Trust 30,400 203
EPR Properties 907 22
Equinix Inc 523 327
Essential Properties Realty Trust Inc 6,299 82
Gecina SA 1,043 137
Goodman Group 10,007 73
Healthcare Realty Trust Inc 2,558 71
Healthcare Trust of America Inc 9,053 220
Healthpeak Properties Inc 7,606 181
Independence Realty Trust Inc 24,216 216
Industrial & Infrastructure Fund Investment Corp 66 89
Industrial Logistics Properties Trust 10,261 180
Ingenia Communities Group 10,164 20
Inmobiliaria Colonial Socimi SA 6,870 65
Investec Australia Property Fund 33,578 22
Invitation Homes Inc 20,458 437
Japan Hotel REIT Investment Corp 326 95
Japan Retail Fund Investment Corp 56 64
Lendlease Global Commercial REIT 55,500 20
Link REIT 30,000 253
MCUBS MidCity Investment Corp 178 126
Merlin Properties Socimi SA 15,798 119
Minto Apartment Real Estate Investment Trust 4,900 68
NewRiver REIT PLC 33,403 24
Nippon Prologis REIT Inc
(c)
11 28
NSI NV 3,351 135
Park Hotels & Resorts Inc 7,593 60
Physicians Realty Trust 11,171 156
Prologis Inc 9,957 800
Rayonier Inc 4,489 106
Rexford Industrial Realty Inc 2,955 121

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Sabana Shari'ah Compliant Industrial Real Estate
Investment Trust
520,000 $ 108
Sabra Health Care REIT Inc 4,814 53
Segro PLC 29,591 280
Sekisui House Reit Inc 329 211
Simon Property Group Inc 557 31
Stockland 44,784 69
STORE Capital Corp 8,783 159
Summit Industrial Income REIT 6,030 38
Sun Communities Inc 1,957 244
Sunstone Hotel Investors Inc 4,460 39
Terreno Realty Corp 1,700 88
UNITE Group PLC/The 6,859 68
United Urban Investment Corp 146 146
VICI Properties Inc 9,798 163
Welltower Inc 4,979 228
Weyerhaeuser Co 10,988 187
WPT Industrial Real Estate Investment Trust 34,102 304
$ 9,488
Telecommunications - 0.05%
Eutelsat Communications SA 4,609 48
Water - 5.33%
Aguas Andinas SA 1,166,996 343
American States Water Co 4,081 334
American Water Works Co Inc 7,940 949
Essential Utilities Inc 23,075 939
Guangdong Investment Ltd 158,000 303
Middlesex Water Co 1,438 86
Pennon Group PLC 33,374 447
Severn Trent PLC 9,792 277
SJW Group 5,049 292
Suez 28,001 284
United Utilities Group PLC 45,371 508
Veolia Environnement SA 13,344 282
York Water Co/The 5,294 230
$ 5,274
TOTAL COMMON STOCKS $ 41,116
CONVERTIBLE PREFERRED STOCKS
- 1.26% Shares Held Value (000's)
Pipelines - 1.26%
Targa Resources Corp 9.50%, 02/18/2021
(e),(f),(g)
2,000 $ 1,248
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,248
BONDS - 30.65%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 22.18%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 1,000 $ 735
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
2,000 1,373
BANK 2018-BNK15
4.65%, 11/15/2061
(h)
1,600 1,268
BANK 2019-BNK20
0.84%, 09/15/2062
(h),(i)
15,169 923
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(h),(i)
2,000 218
1.96%, 11/15/2062
(d),(h)
1,000 377
Benchmark 2018-B6 Mortgage Trust
3.12%, 10/10/2051
(d),(h)
1,000 631
3.12%, 10/10/2051
(d),(h)
550 296
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(d)
2,391 1,426
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(d),(h),(i)
1,750 131
3.00%, 08/15/2057
(d)
1,750 713
Cantor Commercial Real Estate Lending
2019-CF1
4.35%, 05/15/2052
(h)
1,000 761
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(h)
$ 2,000 $ 1,608
Citigroup Commercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(h)
1,000 822
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,750 1,044
3.00%, 08/10/2056
(d)
1,400 590
COMM 2015-CCRE25 Mortgage Trust
4.54%, 08/10/2048
(d),(h)
500 335
Csail 2015-C2 Commercial Mortgage Trust
3.23%, 06/15/2057
(d)
500 315
4.19%, 06/15/2057
(h)
500 396
GS Mortgage Securities Trust 2013-GCJ14
4.75%, 08/10/2046
(d),(h)
539 470
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(h),(i)
9,860 870
3.00%, 07/10/2052
(d)
2,000 1,202
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(h),(i)
3,246 232
2.80%, 09/01/2052
(d)
1,500 873
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.66%, 08/15/2047
(d),(h)
1,000 836
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.70%, 10/15/2048
(d),(h)
500 84
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.68%, 05/15/2048
(h)
560 430
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d),(h)
2,000 1,232
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(d),(h)
1,000 665
4.53%, 10/15/2048
(d),(h)
500 271
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
500 408
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(d)
500 397
$ 21,932
Commercial Services - 0.63%
APX Group Inc
6.75%, 02/15/2027
(d)
750 622
Consumer Products - 0.58%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(d)
700 574
Food - 0.40%
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(d)
500 395
Healthcare - Services - 0.56%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(d)
750 559
Insurance - 0.66%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
(d)
700 651
Leisure Products & Services - 0.45%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(d)
750 450
Media - 0.93%
Cengage Learning Inc
9.50%, 06/15/2024
(d)
541 400

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(d)
$ 700 $ 522
$ 922
Miscellaneous Manufacturers - 0.61%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11/15/2026
(d)
162 126
FXI Holdings Inc
7.88%, 11/01/2024
(d)
700 473
$ 599
Mortgage Backed Securities - 1.58%
Freddie Mac STACR 2019-HQA3
8.45%, 09/25/2049
(d)
500 222
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Remic Trust 2020-DNA2
5.75%, 02/25/2050
(d)
500 172
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR Trust 2019-DNA2
11.45%, 03/25/2049
(d)
900 515
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
9.10%, 07/25/2049
(d)
250 118
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
12.20%, 04/25/2049
(d)
900 535
1.00 x 1 Month USD LIBOR + 11.25%
$ 1,562
Other Asset Backed Securities - 0.35%
Oaktree CLO 2019-4 Ltd
9.15%, 10/20/2032
(d)
500 342
1.00 x 3 Month USD LIBOR + 7.23%
Retail - 0.54%
Staples Inc
10.75%, 04/15/2027
(d)
700 537
Telecommunications - 1.18%
Consolidated Communications Inc
6.50%, 10/01/2022 700 613
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(d)
700 553
$ 1,166
TOTAL BONDS $ 30,311
CONVERTIBLE BONDS - 1.71%
Principal
Amount (000's) Value (000's)
Energy - Alternate Sources - 1.71%
Sunnova Energy International Inc
7.75%, 01/30/2027
(e),(g),(h)
$ 1,777 $ 1,688
TOTAL CONVERTIBLE BONDS $ 1,688
SENIOR FLOATING RATE INTERESTS
- 0.98%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.46%
GC EOS Buyer Inc
9.49%, 06/29/2026
(j)
$ 700 $ 455
3 Month USD LIBOR + 2.75%
Telecommunications - 0.52%
Intrado Corp
5.45%, 10/10/2024
(j)
695 518
3 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 973
Total Investments $ 98,468
Other Assets and Liabilities -  0.43% 427
TOTAL NET ASSETS - 100.00% $ 98,895
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,229 or 23.49% of net assets.
(e) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,936 or 2.97%
of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security is an Interest Only Strip.
(j) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 23.76%
Financial 14.47%
Utilities 12.52%
Industrial 12.40%
Energy 9.61%
Consumer, Cyclical 7.71%
Money Market Funds 6.68%
Basic Materials 4.94%
Consumer, Non-cyclical 4.15%
Communications 2.68%
Asset Backed Securities 0.35%
Investment Companies 0.30%
Other Assets and Liabilities
0.43%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2020
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value Redemption Notice (days) Percent of Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 $ 8,000 $ 7,912 90 8.00%
Ceres Farmland Holdings, LP
(b)
11/01/2019 6,000 6,139 N/A 6.21%
Sound Point CLO Fund, LP
(c)
08/01/2019 4,000 2,173 60 2.20%
Total $ 16,224 16.41%
The private investments listed in the table do not include any unfunded commitments
Amounts in thousands.
(a) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(b) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(c) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Noble Midstream Partners LP 11/21/2019 $ 2,000 $ 338 0.34%
Sunnova Energy International Inc   7.75%, 01/30/2027 12/23/2019 1,691 1,688 1.71%
Targa Resources Corp   9.50%, 02/18/2021 11/18/2019 2,150 1,248 1.26%
Total $ 3,274 3.31%
Amounts in thousands.

Glossary to the Schedule of Investments
March 31, 2020
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Selected data for a share of Capital Stock outstanding throughout each year ended March 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
Class A shares
2020(b) $ 25.00 $ 0.36 ( $ 5.61) ( $ 5.25) ( $ 0.35) ( $ 0.05) ( $ 0.40) $ 19.35
Class Y shares
2020(b) 25.00 0.47 (5.64) (5.17) (0.39) (0.05) (0.44) 19.39
Institutional shares
2020(b) 25.00 0.41 (5.61) (5.20) (0.39) (0.05) (0.44) 19.36

See accompanying notes.

Financial Highlights (Continued)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
Average Commission Rate
Paid
(21.27) % (c),(d) $ 197 1.9 4% (e),(f) 1.8 7% (e) 56. 8% (e) $0.0046
(20.98) (c) 98,501 1.4 3 (e),(f) 2.4 7 (e) 56. 8 (e) $0.0046
(21.10) (c) 197 1.6 4 (e),(f) 2.1 7 (e) 56. 8 (e) $0.0046
(a) Calculated based on average shares outstanding during the period.
(b) Period from June 25, 2019, date operations commenced, through March 31, 2020.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Principal Diversified Select Real Asset Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Principal Diversified Select Real Asset Fund (the “Fund”), including the schedule of investments, as of March 31, 2020, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the period from June 25, 2019, date operations commenced, through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2020, the results of its operations, its cash flows, changes in its net assets and its financial highlights for the period from June 25, 2019, date operations commenced, through March 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian, transfer agent, agent banks, investment manager of the private investment funds and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
May 21, 2020

Shareholder Expense Example
Principal Diversified Select Real Asset Fund
March 31, 2020 (unaudited)

As a shareholder of Principal Diversified Select Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bear directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in Principal Diversified Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to
March 31, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value October 1,
2019
Ending Account
Value March 31,
2020
Expenses Paid
During Period
October 1,
2019 to March
31, 2020
(a)
Beginning
Account
Value October
1, 2019
Ending Account
Value March
31, 2020
Expenses Paid
During Period
October 1,
2019 to March
31, 2020
(a)
Annualized
Expense
Ratio
Principal Diversified Select Real
Asset Fund
Class A $ 1,000.00 $ 776.45 $ 8.35 $ 1,000.00 $ 1,015.65 $ 9.42 1.87%
Institutional 1,000.00 7 7 7.49 7.01 1,000.00 1,017.15 7.92 1.57
Class Y 1,000.00 7 7 8.37 6.12 1,000.00 1,018.15 6.91 1.37
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Principal Diversified Select Real Asset Fund
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted below, Diversified Select Real Asset Fund made distributions for the month of December 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of December 31, 2019, the estimated sources of the distribution were
87.35% from net income and 12.65% from capital sources.
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the fund will not be available until the end of the fund’s fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

FUND TRUSTEES AND OFFICERS
Under Delaware law, a Board of Trustees oversees the Fund. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each trustee also serves on the Board of Principal Variable Contracts Funds, Inc., Principal Funds, Inc., and Principal Exchange-Traded Funds. Each trustee generally serves an indefinite term until his or her successor is duly elected and qualified. Trustees considered to be “interested persons” as defined in the
Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager.
The following trustees are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Elizabeth Ballantine
Trustee since 2019
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Trustee since 2019
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Trustee since 2020
Trustee since 2019
Member, Nominating and Governance
Committee
Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Trustee since 2019
Member, Audit Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Trustee since 2019
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Trustee since 2019
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Trustee since 2019
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Trustee since 2019
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Trustee since 2019
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

The following trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager.
Correspondence intended for each trustee who is other than an interested trustee may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Timothy M. Dunbar
Chair and Trustee since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Trustee since 2019
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

The following table presents officers of the Fund.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (since 2017)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests trustee nominee suggestions from the committee members and management. In addition, the Committee will consider Trustee candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

Additional information about the Fund is available in the Prospectus dated February 10, 2020 and as supplemented, and the Statement of
Additional Information dated June 25, 2019 (as amended and restated February 10, 2020) and as supplemented. These documents may be obtained free of charge by writing Principal Diversified Select Real Asset Fund, P.O. Box 219971, Kansas City, MO 64121-9971, or
telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/interval-funds.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of June 30 and December 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Trustees (the “Board”) of the Principal Diversified Select Real Asset Fund (the “Fund”)
approved a sub-sub-advisory agreement between Principal Global Investors, LLC (the “Manager”), Tortoise Capital Advisers, L.L.C. (the
“Sub-advisor”) and Tortoise Credit Strategies, LLC (the “Sub-Sub-Advisor”) with respect to a private social infrastructure debt strategy of the Fund. The sub-sub-advisory agreement was terminated on January 1, 2020.
TCS Sub-Sub-Advisory Agreement – Principal Diversified Select Real Asset Fund
On September 10, 2019, the Board considered whether to approve a sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”)
among the Manager, the Subadvisor and the Sub-Sub-Advisor with respect to a private social infrastructure debt strategy of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-Sub-Advisory Agreement and, accordingly, recommended to the Board the approval of the Sub-Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Sub-Advisory Agreement.
Nature, Quality and Extent of Services.
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Sub-Advisory Agreement. The
Board considered the reputation, qualifications and background of the Sub-Sub-Advisor, the investment approach of the Sub-Sub-Advisor, the experience and skills of the Sub-Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor, which is an affiliate under common control with the Sub-Sub-Advisor, currently provides sub-advisory services to an investment sleeve of the Fund and an investment sleeve of a series of Principal Funds, Inc., and that the Board had reviewed and recommended for renewal those sub-advisory agreements at their
September 2019 meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-
advisors (including sub-sub-advisors) and that the Manager recommended the Sub-Sub-Advisor based upon that program.
Investment Performance.
The Board reviewed the historical one-year and since inception (January 27, 2017) performance returns, gross and net of Fund expenses, as of June 30, 2019 of a portfolio that the Sub-Sub-Advisor currently manages in accordance with the Sub-Sub-Advisor’s proposed investment strategy for the Fund, as compared to the historical performance returns of a relevant benchmark index and two relevant Morningstar categories. The Board concluded, based upon the information provided, that the Sub-Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability.
The Board considered the proposed sub-sub-advisory fee, noting that the Sub-Advisor would compensate the Sub-Sub-Advisor from its own sub-advisory fee and, in turn, that the Manager compensates the Sub-Advisor from its own management fee, so that shareholders would pay only the management fee. The Board noted that the proposed sub-sub-advisory fee schedule includes breakpoints and concluded that the sub-sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The
Board considered the Manager’s statement that it found the proposed sub-advisory and sub-sub-advisory fee schedules to be competitive.
The Board also considered that the Sub-Sub-Advisor’s appointment was contingent upon the Fund’s shareholders approving the Sub-Sub-
Advisory Agreement, and that the Manager would cover the costs of filing and distributing an information statement. On the basis of the information provided, the Board concluded that the proposed sub-sub-advisory fee was reasonable.
Other Benefits.
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Sub-Advisor. The Board noted that the Sub-Advisor and the Sub-Sub-Advisor will not utilize soft dollars in connection with the services provided to the Fund. The Board further noted the Manager’s statement that there would be no known fall-out benefits.
Overall Conclusions.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Sub-Advisory
Agreement were fair and reasonable, and that approval of the Sub-Sub-Advisory Agreement was in the best interests of the Fund. Accordingly, the Board approved the Sub-Sub-Advisory Agreement.

Federal Income Tax Information
Principal Diversified Select Real Asset Fund
March 31, 2020 (unaudited)

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended March 31, 2020 , that qualifies for the DRD is as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The QDI percentage of ordinary income distributions is as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal Diversified Select Real Asset Fund 13.70%
QDI
Principal Diversified Select Real Asset Fund 44.71%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal
Diversified Select Real Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | INF100AR-0 | 03/2020 | 1127753

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

March 31, 2020 - $100,000

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-2. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

March 31, 2020 - $29,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

March 31, 2020 - $4,698

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds
Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed‑end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC
[1]
  (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:
Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

March 31, 2020 - $34,198

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Below are copies of the Registrant’s proxy voting policies and procedures, which consist of the proxy voting policies and procedures of the Registrant’s adviser, Principal Global Investors, LLC (“PGI”), and its sub-advisers.

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts
Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)

(March 9, 2015)
Revised June 11, 2019

It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1.

Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party;
and

2.

Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1.

Identification of the issuer of the
security;
2.

Exchange ticker symbol of the security;
3.

CUSIP number of the security;
4.

The date of the shareholder
meeting;
5.

A brief description of the subject of the
vote;
6.

Whether the proposal was put forward by the issuer or a
shareholder;
7.

Whether and how the vote was
cast; and
8.

Whether the vote was cast for or against management of the
issuer.

Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring
Background
Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The procedures must address material conflicts that may arise in connection with proxy voting.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Policy
The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients.  The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest.  These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.
In addition, as a fiduciary, the Advisers also monitor certain Clients’ ability to participate in class action events through the regular portfolio management process.  Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.
Proxy Voting Procedures
The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration.  As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.
The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process.  The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
Institutional Shareholder Services
Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”).  ISS is a leading global provider of investment decision support tools.  ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.
The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.
[1]
  The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.  In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS  Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system.   They are also available from the Proxy Voting Team.

Voting Against ISS Recommendations
On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.
If the Portfolio Manager’s judgment differs from that of ISS,  a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:
1.

The requesting PM Team’s reasons for the decision;
2.

The approval of the lead Portfolio Manager for the requesting PM Team;
3.

Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);
4.

A determination that the decision is not influenced by any conflict of interest; and review and approval by the Compliance Department.
(In certain cases, Portfolio Managers may not be allowed to vote against ISS recommendations due to a perceived conflict of interest.  For example, Portfolio Managers will vote with ISS recommendations in circumstances where PGI is an adviser to the PGI CITs and those CITs invest in Principal mutual funds.)
Conflicts of Interest
The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations.  Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above.  In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict.  The Advisers maintain records of the resolution of any proxy voting conflict of interest.
Proxy Voting Instructions and New Accounts
Institutional Accounts
As part of the new account opening process for discretionary institutional Clients that require the Adviser to vote proxies, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian.  This letter instructs the custodian to send the Client’s proxy materials to ISS for voting.  The custodian must complete the letter and provide it to ISS, with a copy to the Advisers’ Investment Accounting Department.  This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.
The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system.  These steps are part of the Advisers’ Account Opening Process.
SMA – Wrap Accounts
The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS.
Fixed Income and Private Investments
Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Clients may provide specific vote instructions for their own ballots.  Upon request, the Advisers may be able to accommodate individual Clients that have developed their own guidelines. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.  Such requests should be centralized through the Advisers’ Proxy Voting Team.
Securities Lending
At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program.  Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies.  Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.
Abstaining from Voting Certain Proxies
The Advisers shall at no time ignore or neglect their proxy voting responsibilities.  However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:
•

Restrictions for share blocking countries;
[2]
•

Casting a vote on a foreign security may require that the adviser engage a translator;
•

Restrictions on foreigners’ ability to exercise votes;
•

Requirements to vote proxies in person;
•

Requirements to provide local agents with power of attorney to facilitate the voting instructions;
•

Untimely notice of shareholder meeting;
•

Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.
Proxy Solicitation
Employees should inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies.  As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting.  However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines.  At no time may any Employee accept any remuneration in the solicitation of proxies.
Handling of Information Requests Regarding Proxies
Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy.  In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).
Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team.  The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information.  In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers
Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.
Proxy Voting Errors
In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team.  The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter.  The Proxy Voting Team, with the assistance of the CCO (or designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department.  Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted.  However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.
Recordkeeping
The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business.  The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes
:
•

Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team.  All written requests must be retained in the Client’s permanent file.
•

The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.
•

The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days).  The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request.  A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.
•

Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy statements received regarding client securities
:
•

Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.
Note:
The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.
Proxy voting records
:
•

The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.
•

The Advisers maintain documentation to support the decision to vote against the ISS recommendation.
•

The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.
Procedures for Class Actions
In general, it is the Advisers’ policy not to file class action claims on behalf of Clients.  The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers.  The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.
The process of filing class action claims is carried out by the Investment Accounting Department.  In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.
The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process.  Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.
Disclosure
The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.
Responsibility
Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures.  The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process.  The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO (or designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.  In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voted in a manner consistent with the Advisers’ fiduciary duties.

Revised 9/2013 ♦ Supersedes 12/2012

Footnotes
1.

^

The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.
2.

^

In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

RARE Corporate Governance and Proxy Voting Policy

RARE Infrastructure Limited (RIL)
RARE Infrastructure International Pty Limited (RIIPL)
RARE Infrastructure (North America) Pty Limited (RINA)
RARE Infrastructure USA Inc. (RUSA)
RARE Infrastructure (Europe) Pty Ltd (REUR)
RARE Holdings Pty Limited (RHIP)
RARE Infrastructure Finance Pty Limited (RIF)
Legg Mason Australia Holdings Pty Limited (LMAH)
(Collectively known as the “RARE Group” for the purposes of this document)

Document
owner: Chief Compliance Officer

All
copyright and other intellectual property in this document is owned by
RARE
Infrastructure Limited and its Group entities. This document may not
be externally distributed without the approval of the RARE Legal or Risk
&
Compliance teams.

RARE Corporate Governance and Proxy Voting Policy
Purpose
To provide guidelines for the RARE Group to pursue an active role in monitoring corporate governance practices adopted by the companies that the RARE Group’s clients are invested in.
As part of investment management process, RARE will take an active role in monitoring corporate governance practices of the companies that RARE clients and fund are invested in.
Application
This policy applies to funds and accounts managed by RARE Infrastructure Limited (RIL), RARE Infrastructure International Pty Limited (RIIPL), RARE Infrastructure (North America) Pty Limited (RINA), RARE Infrastructure USA, INC (RUSA) and RARE Infrastructure (Europe) Pty Ltd (REUR) (collectively known as the "RARE Group" for the purposes of this policy).
The policy should be read in conjunction with the RARE suite of policies, including the RARE Code of Conduct and the RARE Environmental, Social and Governance Policy.
Corporate Governance
The RARE Group believes that corporate governance is an important aspect of share ownership and that as a professional investment manager, the RARE Group has a responsibility to act in this regard with the best interests of its clients in mind.
The RARE Group is an active participant in corporate governance matters that arise as a result of investments in securities. The RARE Group also pursues corporate governance matters with companies outside of formal company meetings, by writing letters to the board of directors and senior management and meeting with company representatives on a regular basis.
The RARE Group may seek to influence company policy by forwarding its views to senior management and board members in writing or by arranging to speak to those persons directly.
Proxy Voting
For all securities in the RARE Group's portfolios for which the RARE Group is authorised to vote, upon receipt of notice of a meeting where the RARE Group may vote, the investment team will review the resolutions to be put to the meeting and determine the RARE Group's position. The RARE Group view will be reflected in any proxy record lodged on behalf of a RARE Group client, where voting discretion is left to the RARE Group.
Copies of all proxy records will be retained in a voting system register that is maintained by the RARE Group.
Reporting to Clients
The RARE Group will provide its clients annual reports on the RARE Group's voting activities on request. The annual report may include:
•

Material corporate governance issues the RARE Group decided to correspond with a company on before an AGM with a view to amending or withdrawing a proposed resolution.
•

Comments on resolutions where the RARE Group abstained or voted against the board's recommendations.
Voting information can be obtained more frequently on request.
Monitoring and Reporting
RARE Risk and Compliance will monitor compliance with this policy on an ad hoc basis.

Record Keeping
Records of all voting will be maintained by RARE.
Exceptions to the Policy
All exceptions to this policy will be reported to the Board and Senior Management as required under the Breaches and Incidents policy.

DD J
Capital Management, LLC
P
roxy Voting
P
olicies and
P
rocedures
Updated March 13, 2012
I.

Overview

In accordance with the fiduciary duties owed to our clients and Rule 206(4)-6 promulgated by the Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940 (the "Advisers Act"), DDJ Capital Management, LLC ("DDI"), a registered investment adviser, has adopted and implemented these Proxy Voting Policies and Procedures (the "Policies") that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients. Because our authority to vote proxies on behalf of our clients is established by our advisory contracts with such clients, the Policies have been tailored to reflect these specific contractual obligations.1 The Policies also reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
II.

Statement of Proxy Voting Policy

It is the policy of DDJ to vote all proxies in the best interests and for the benefit of its clients. We believe that this means voting in accordance with our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the company whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote.

DDJ primarily manages investments in high-yield and distressed debt, rather than equity, securities. As a result, DDJ does not receive proxies in connection with most of our clients' investment positions. However, certain of our client accounts do hold equity securities. Many of the proxies received by DDJ with respect to securities held in client accounts relate to special situations, such as the restructuring of an issuer that is emerging or recently emerged from bankruptcy, that is in financial distress or that has significant debt obligations but improving fundamentals. DDJ believes that it is not appropriate, in most cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines. Accordingly, DDJ generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by-case basis. DDJ generally gives similar, case-by-case treatment to proxies with respect to securities of other issuers, with the exception of routine matters noted below. Normally, voting decisions are made by the portfolio manager or research analyst responsible at the time of the vote for monitoring the corporate events of the particular

1
Certain clients may withhold proxy voting authority from DDJ. In such instances, DDJ will not vote any proxies received with respect to the underlying client account, though DDJ may provide consultation to such client in advance of any applicable voting deadline.

issuer of the securities to be voted. DDJ believes such individualized consideration of proxy voting decisions best serves our clients' interests. For certain more routine matters that are commonly presenting to shareholders for vote and that do not involve issuers in special situations or other circumstances requiring individual analysis, DDJ has established general voting guidelines that are set forth in Section
VJJ
of these Policies. However, with respect to any particular proxy, DDJ is not obligated to follow these general voting guidelines.

In certain circumstances, DDJ may elect to not vote proxies with respect to securities held in client accounts, including, but not limited to, situations where (a) the securities are no longer held in a client's account; (b) the proxy or related materials are not received in sufficient time to allow DDJ to analyze the material or cast an informed vote by the voting deadline; or (c) DDJ concludes that the costs of voting a proxy outweigh any potential benefits to its clients.

III.    Proxy Voting Procedures

DDJ has designated an internal proxy administrator (the "Administrator"). The Administrator is responsible for coordinating the review and voting of client proxies. With respect to pending proxy matters, the Administrator reviews on a regular basis the information provided to us electronically by the custodians for our clients (generally, in whose name (or nominee name) the security has been registered).2 Upon concluding that a proxy has been distributed to shareholders by an issuer in which a client has a long position, the Administrator monitors incoming regular mail for paper copies of such proxies. The Administrator follows up directly with the custodian, issuer and/or Automatic Data Processing, Inc. ("ADP") in the event that the issuer (or other shareholder service) has not timely delivered such paper proxy to DDJ.

Following receipt of a proxy, the Administrator reviews the proxy and the matters to be voted therein. The Administrator also cross-checks the shareholdings information contained in the proxy with the applicable client holdings report to confirm that the ownership information on file with ADP, the custodian and/or the issuer matches our internal records; to the extent that it does not, the Administrator will attempt to reconcile the discrepancy directly with the applicable custodian. Furthermore, any material conflicts of interest identified by the Administrator are resolved as described in Section IV below. The Administrator then distributes the proxy to the applicable portfolio manager or research analyst so that s/he can review the proxy in accordance with the procedures outlined in Section II above.
If
the portfolio manager or research analyst is aware of any matter that may constitute a material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the portfolio manager or research analyst will return the completed proxy to the Administrator. The Administrator then provides the Chief Compliance Officer (or a designee) with a copy of the completed proxy for review. If the Chief Compliance Officer is aware of any material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the Administrator votes the proxy in accordance with the instructions provided by the portfolio manager or research analyst typically either

2
DDJ may also review ProxyEdge, an electronic proxy notification and voting service to which DDJ subscribes, for information regarding proxy voting.

electronically (typically via
www.proxyvote.com
) or via paper ballot, as applicable.3 After the Administrator has voted the proxy, the Administrator keeps a copy of the proxy, together with a completed internal checklist of proxy procedures maintained by DDJ (the form of which is attached hereto as Exhibit A), for record keeping purposes.

In the event that the Administrator is out of the office, the DDJ Head Trader assumes responsibility for the timely internal distribution and voting of proxies.

IV.    Conflicts of Interest

From time to time, DDJ (and/or its affiliates) may have a material conflict of interest with respect to a matter to be voted. For example, it is possible that DDJ (or one of its affiliates) may have a very significant business relationship with either the company whose stock is being voted, the person soliciting the proxy or a third party that has a material interest in the outcome of the proxy vote. If the Administrator identifies or is notified of a potential material conflict of interest, the Administrator will convene a meeting of DDJ's internal proxy committee, which has been created to address situations when such conflicts arise. The internal proxy committee, which consists of one or more members of the DDJ legal department and such other DDJ personnel as may be designated to serve on the committee from time to time, will then meet to determine whether voting on such proxy matter presents a material conflict of interest. In the event that the internal committee concludes that there is a material conflict of interest, DDJ generally will request a waiver of the conflict or voting instructions from the client, a representative of the client or an appropriate independent third party. Specifically:
•

for investment fund clients of DDJ that have established an independent board of advisors, DDJ will disclose the conflict to such board of advisers of the applicable investment fund, and either vote the proxy as instructed by the applicable board or obtain a waiver for DDJ to vote the proxy;
•

for investment fund clients of DDJ that have not established a board of advisors, DDJ will disclose the conflict (a) to such fund's independent accountants or another unaffiliated third party advisor selected by DDJ, and vote the proxy in accordance with the instructions of such proxy advisor, or (b) to the underlying investors (e.g., limited partners) of such investment fund and seek either voting instructions or a waiver of the conflict directly from a majority in interest with respect to such investors;
•

for any commingled vehicle established as a trust, DDJ will disclose the conflict to the trustee of such entity (provided that the trustee is unaffiliated with DDJ), and seek either voting instructions or a waiver of the conflict from such trustee;
•

for ERISA accounts, DDJ will disclose the conflict to the plan sponsor, trustee or other named fiduciary for the plan and seek either voting instructions or a waiver of the conflict from such fiduciary; and
•

for other non-ERISA separate accounts, DDJ will disclose the conflict to the underlying client and seek either voting instructions or a waiver of the conflict directly from such client.

3
In certain cases, depending on the voting authority provided to DDJ by the underlying client, DDJ may instruct the client's custodian to vote the proxy in accordance with DDJ's direction.

In the event that the client, client representative or other third party, as the case may be, does not desire to direct the vote of the proxy matter in question, DDJ may, as circumstances warrant, take other steps, such as consulting with its outside legal counsel or an independent third party service, which steps are designed to result in a decision that is demonstrably based on the clients' best interests and not the product of the conflict.
If
a material conflict cannot be resolved as described above, DDJ will not vote the proxy.
V.

Maintenance of Proxy Voting Records

As required by Rule 204-2 under the Advisers Act, DDJ maintains records of proxies that it has voted on behalf of its clients. These records include:
(i)

a copy of DDJ's internal policies and procedures with respect to proxy voting, as updated from time to time;
(ii)

copies of proxy statements received regarding securities held in client accounts, unless the materials are available electronically through the SEC's EDGAR system;
(iii)

a record of each vote cast on behalf of our clients;
(iv)

a copy of any internal documents created by DDJ that were material to making the decision how to vote proxies on behalf of its clients; and
(v)

each written client request for proxy voting records and DDJ's written response to any (written or oral) client request for such records.

With respect to accounts managed on behalf of any plan subject to ERISA, DDJ also maintains accurate proxy voting records to enable the named fiduciary of such accounts to determine whether DDJ is fulfilling its ERISA obligations with respect to a particular account. DDJ will maintain these proxy voting books and records for a period of six years. These records will be maintained for at least the first two years in DDJ's office.
VI.

Disclosure

DDJ will provide each client a summary of these Policies. Alternatively, or upon the request of any client, DDJ will provide such client copies of its full Policies as well as information with respect to how DDJ voted proxies on behalf of such client.

VII.   Proxy Voting Guidelines

The following guidelines are not exhaustive and do not include all potential voting issues. Because proxy voting issues and the circumstances of individual portfolio companies are so varied, there may be instances when DDJ will not vote in strict adherence to these guidelines.
In
addition, votes on matters not covered by these guidelines will be determined in accordance with the policies and procedures principles set forth above. For example, proxy votes that present company-specific issues of a non-routine nature may be more appropriately handled on a case-by-case basis, as described above. At any time, DDJ may seek voting instructions from some or all of the clients holding the securities to be voted, and, as a result, client instructions may cause DDJ to vote differently for different clients on the same matter.

I.       The Board of Directors
A.

Director Nominees in Uncontested Elections
Vote
for
director nominees, examining the following factors:
•

long-term corporate performance record of the company's stock relative to a market index; and
•

composition of board and key board committees.

In certain cases, and when information is readily available, we may also review:
•

corporate governance provisions and takeover activity;
•

board decisions regarding executive pay;
•

board decisions regarding majority-supported shareholder proposals in back-to-back years;
•

director compensation; and
•

number of other board seats held by nominee.
B.

Majority of Independent Directors

Vote
for
proposals that the board be comprised of a majority of independent directors.

Vote
for
proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
C.

Director and Officer Indemnification and Liability Protection

Vote on a
case-by-case
basis proposals concerning director and officer indemnification and liability protection.

Vote
against
proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote
against
indemnification proposals that would expand coverage beyond just legal expenses to include coverage for acts or omissions, such as gross negligence or worse, that are more serious violations of fiduciary obligations than mere carelessness.

Vote
for
only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director or officer was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company,
and
(2) only if the director's legal expenses would be covered.
II.

Proxy Contests

A.      Director Nominees in Contested Elections

Vote on a
case-by-case
basis when the election of directors is contested, examining some or all of the following factors:
•

long-term financial performance of the company relative to its industry;
•

management's track record;
•

background to the proxy contest;
•

qualifications of director nominees (both slates);
•

evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
•

stock ownership positions of director nominees.
III.

Auditors Ratifying Auditors
Vote
for
proposals to ratify auditors, unless it appears that: an auditor has a financial interest in or association with the company that impairs the auditor's independence; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
IV.

Proxy Contest Defenses
A.      Shareholder Ability to Call Special Meetings
Vote
against
proposals to restrict or prohibit shareholder ability to call special meetings.
Vote
for
proposals that remove restrictions on the right of shareholders to act independently of management.

B.

Shareholder Ability to Act by Written Consent

Vote
against
proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote
for
proposals to allow or make easier shareholder action by written consent.
C.

Shareholder Ability to Alter the Size of the Board
Vote
for
proposals that seek to fix the size of the board.
Vote
against
proposals that give management the ability to alter the size of the board without shareholder approval.
V.

Capital Structure

A.

Common Stock Authorization

Vote on a
case-by-case
basis proposals to increase the number of shares of common stock authorized for issue.
B.

Stock Distributions: Splits and Dividends

Vote
for
management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
C.

Reverse Stock Splits
Vote
against
management proposals to implement a reverse stock split.
D.

Share Repurchase Programs
Vote
for
management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
VI.

Executive and Director Compensation

In general, we vote on a
case-by-case
basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we may consider its dilutive effect both on shareholder wealth and on voting power. We may consider equity-based compensation along with cash components of pay. Administrative features may also be factored into our vote. For example, our policy is that the plan should generally be overseen by a committee of independent directors; insiders should not generally serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, may cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
A.

Proposals to Limit Executive and Director Pay

Vote on a
case-by-case
basis all proposals that seek additional disclosure of executive and director pay information.

Vote on a
case-by-case
basis all other proposals that seek to limit executive and director pay.

Vote
for
proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.
B.

Employee Stock Ownership Plans (ESOPs)

Vote
for
proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than 5% of outstanding shares).
C.

401(k) Employee Benefit Plans
Vote
for
proposals to implement a 401(k) savings plan for employees.
VII.   Mergers and Corporate Restructurings
Vote on a
case-by-case
basis proposals related to mergers and acquisitions, taking into account some or all of the following factors:
•

anticipated financial and operating benefits;
•

offer price (cost vs. premium);
•

prospects of the combined companies;
•

how the deal was negotiated; and
•

changes in corporate governance and their impact on shareholder rights.

Exhibit A

Proxy Checklist

Name of Issuer:_______________________
Date proxy required to be voted:______________ Record Datej__________________
___  Cross-check proxy ownership disclosure with internal DDJ holdings report
___  Deliver checklist and proxy to Responsible Analyst:___________________________
___  Receive completed proxy from Responsible Analyst
Deliver completed proxy to Legal Department
___  Receive completed proxy from Legal Department
___ Confirm with CFO, DDJ Head Trader, Responsible Analyst and Legal Department that no material conflicts were identified.

If any of the addressees or copied persons believes that there may be a potential material conflict of interest with respect to a proxy matter to be voted, please notify me so that I may convene a meeting of the DDJ Internal Proxy Committee in accordance with the Policies.

Either:

___  Vote proxy via ___________________________ on ________________   in accordance
with instructions provided by the Responsible Analyst.
or
___  Convene DDJ Internal Proxy Committee and vote proxy accordingly

___  File proxy in accordance with internal record-keeping procedures

Comments:____________________________________________________________________

Initialed: _____________
Chris Kaminski Administrator

KLS Diversified Asset Management LP

A.

PROXY VOTING

KLS’s advisory agreements (including the operative documents of the Funds) generally give KLS authority to vote proxies received by Clients.  Certain managed account Clients, however, may elect to be responsible for voting the proxies related to their account. The proxy voting policies and procedures contained in this Manual will apply solely to Clients for which KLS has the authority and responsibility to vote proxies.
It should be noted that based upon KLS’s investment strategy (and lack of involvement in publicly-traded equities) it is not expected that much proxy voting, if any, will be required under this section. Notwithstanding that fact, KLS will follow these procedures when proxy voting is required.
(1)

General Proxy Voting Policies
(a)

KLS understands and appreciates the importance of proxy voting.  KLS will vote any such proxies (which will be very limited) in the best interests of the Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable).  It should be noted that these procedures will be applied solely when KLS is requested to exercise its voting authority with respect to Client securities.  There are situations in which KLS may be requested to provide consent with respect to a particular security where KLS may not apply the technical requirements of the procedures because KLS is not being asked to exercise voting authority with respect to Client securities (although KLS will act in the best interests of the Clients and Investors (as applicable) in responding to any such request).  For example, in conjunction with a credit facility, a borrower may ask KLS, as a lender, to approve amendments to the loan facility.  In this case, KLS is not being asked to exercise voting authority with respect to Client securities and therefore it will not apply the technical requirements of the proxy voting procedures described below (although KLS will seek to act in the best interests of the Clients and the Investors (as applicable)).

(b)

On behalf of the Clients and Investors (as applicable), KLS will generally manage the receipt of incoming proxies and place votes based on specified policies and guidelines established by KLS.  In the event that KLS exercises discretion to vote a proxy. KLS will vote any such proxies in the best interests of Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable).

(2)

Proxy Voting Procedures

(a)

All proxies sent to Clients that are actually received by KLS (to vote on behalf of Clients) will be provided to the Chief Compliance Officer.

(b)

The Chief Compliance Officer will generally adhere to the following procedures, subject to limited exception:

(i)

A written record of each proxy received by KLS will be kept in KLS’s files;

(ii)

The Chief Compliance Officer will determine which of the Clients hold the security to which the proxy relates;

(iii)

The Chief Compliance Officer will send an email to the Managing Partners and provide them with the following:

(1)        a copy of the proxy;
(2)        a list of the Clients to which the proxy is relevant;
(3)        the amount of votes controlled by each Client; and
(4)        the deadline that such proxies need to be completed and returned.
(iv)

Prior to voting any proxies with respect to the Clients, the Managing Partners will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines outlined in Section 3 below.  If a conflict is identified, the Managing Partners will then make a determination (which may be in consultation with outside compliance consultants and/or legal counsel) as to whether the conflict is material or not.

(v)

If no material conflict is identified pursuant to these procedures, the Managing Partners will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section 4 below.  The Chief Compliance Officer or such other designate will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

(3)

Handling of Proxy-Related Conflicts of Interest for the Funds

(a)

As stated above, in evaluating how to vote a proxy on behalf of the Funds, the Managing Partners will first determine whether there is a conflict of interest related to the proxy in question between KLS and the Funds.  This examination will include (but will not be limited to) an evaluation of whether KLS (or any affiliate of KLS) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside an investment in such company by a Client.

(b)

If a conflict is identified and deemed “material” by the Managing Partners, the Chief Compliance Officer or such other designate (in consultations with outside compliance consultants and/or legal counsel) will determine whether voting in accordance with the proxy voting guidelines outlined in Section 4 below is in the best interests of the affected Clients (which may include utilizing an independent third party to vote such proxies).

(c)

With respect to material conflicts, KLS will determine whether it is appropriate to disclose the conflict to affected Funds and give such Funds (and Investors, if applicable) the opportunity to vote the proxies in question themselves except that if the Fund is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and an ERISA Investor has, in writing, reserved the right to vote proxies when KLS has determined that a material conflict exists that does affect its best judgment as a fiduciary to the Fund, KLS will:

(i)

Give the ERISA Investor the opportunity to vote the proxies in question themselves; or

(ii)

Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the written agreements with such ERISA Investors (if any).

(4)

Voting Guidelines

In the absence of specific voting guidelines mandated by a particular Client, KLS will endeavor to vote proxies, or in certain circumstances abstain from voting, in the best interests of each Client.
Generally, KLS will vote in favor of routine “corporate housekeeping” proposals, including election of directors (where no corporate governance issues are implicated) selection of auditors, and increases in or reclassification of common stock.  For other proposals, KLS shall determine whether a proposal is in the best interest of its Clients and may take into account the following factors, among others:
•

whether the proposal was recommended by the issuer’s management;
•

KLS’ opinion of the issuer’s management;
•

whether the proposal acts to entrench the issuer’s existing management and directors; and
•

whether the proposal fairly compensates management for past and future performance.

Note that KLS may abstain from voting in instances where KLS determines that abstaining is in the Client’s best interest due to a conflict (e.g., if an officer or director of KLS sits on the board of issuer).

B.

PRINCIPAL TRANSACTIONS AND TRANSACTIONS BETWEEN CLIENTS

(1)

Principal Transactions

KLS will not, directly or indirectly, while acting as principal for its own account, knowingly sell any security to, or purchase any security from, a Client (each such sale or purchase, a “principal transaction”) without disclosing to the Client or Investors (if applicable) in writing, prior to the completion of the transaction, the capacity in which KLS is acting and (ii) obtaining the specific consent to the transaction from the Client and Investors (as applicable).  It is noted that blanket consents (prior consent obtained to cover a category of transactions) are not sufficient for this purpose.
(2)

Transactions Between Clients

Although not presently contemplated by KLS, there may be situations where it is advantageous to Client Accounts to effect a securities transaction between two Clients for rebalancing or other purposes (each such transaction, a “cross trade”).  In accordance with Rule 17a-7 of the Investment Company Act, in the event that a cross trade would be in the best interests of both Clients and permitted under the governing documents of each Client, KLS may effect the cross trade subject to the following guidelines (although KLS will not be required to meet the requirements of each guideline, KLS will ensure that at all times its procedure with respect to cross trades is in compliance with Rule 17a-7 of the Investment Company Act:
(a)  The cross trade will be effected by one of KLS’s prime brokers for cash consideration, at the current market price of the particular securities, within the context of the market at a time that is fair to both Clients involved in the transaction;
(b)  The prime broker’s commission will be borne equally by both Clients;
(c)  No brokerage commissions or transfer fees will be paid to KLS in connection with any cross trade;
(d) All cross trades will be approved by the Chief Compliance Officer and/or Managing Partners and/or Chief Operating Officer before the orders are executed and the Chief Compliance Officer will document the reason for the trade; and
(e)  KLS will not effect a cross trade between Clients if such cross trade would constitute a principal transaction, unless the prior notice and consent requirements described in Section D.(1) above are satisfied.
It is noted that KLS, its personnel (or other control persons) may invest in the Funds.  If KLS, acting as investment manager to the Funds, authorizes a transaction between two Clients, for purposes of rebalancing investments or any other purpose, KLS could be deemed to be acting as principal for its own account due to KLS’s or its personnel or other control persons’ ownership interest in the Fund(s), thereby subjecting the proposed transaction to the transaction by transaction notice and consent requirements described in Section D.(1)  above.  Whether or not the notice and consent requirements apply to such transaction depends upon the facts and circumstances; however, KLS will generally not be subject to the notice and consent requirements when KLS, its personnel or other controlling persons own 25% or less of the equity in a Fund.
The Chief Compliance Officer will use his or her best efforts to monitor all proposed transactions between any Client and a Fund in which KLS, its personnel or other controlling persons have ownership interests to determine if the transaction notice and consent requirements described above apply.  Notice may be given to and consent may be obtained from an independent representative to the Fund, in which case notice of the transaction may be given to Investors after the fact.

tortoise Capital Advisors, L.L.C.
PROXY VOTING POLICIES AND PROCEDURES
1.

Introduction
Unless a client is a registered investment company under the Investment Company Act of 1940 or a client requests Tortoise Capital Advisors, L.L.C. (the “Adviser”) to do so in writing,  the Adviser does not vote proxy materials for its clients.  In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote.  When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting.  In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.

In cases in which the client is a registered investment company under the Investment Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client.  In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures.  The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting. If there are any differences between these policies and procedures and the proxy voting policies and procedures adopted by a registered investment company client, the policies and procedures of the registered investment company client will supersede these policies and procedures.

2.

General
a.

Because of the unique nature of the Master Limited Partnerships (“MLPs”), the Adviser shall evaluate each proxy of an MLP on a case-by-case basis.  Because proxies of MLPs are expected to relate only to extraordinary measures, the Adviser does not believe it is prudent to adopt pre-established voting guidelines.
b.

In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management.  On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.  In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.
c.

The Investment Committee of the Adviser, or a Managing Director of the Adviser designated by the Investment Committee as listed on Exhibit A hereto (the “Designated Managing Director”), is responsible for monitoring Adviser’s proxy voting actions and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and (ii) proxies are voted in a timely manner upon receipt of voting instructions.  The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.
d.

The Investment Committee of the Adviser, or the Designated Managing Director, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.
e.

All decisions regarding proxy voting shall be determined by the Investment Committee of the Adviser, or the Designated Managing Director, and shall be executed by a the Designated Managing Director or another portfolio team Managing Director of the Adviser or, if the proxy may be voted electronically, electronically voted by any such Managing Director of the Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.
f.

The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).
3.

Conflicts of Interest
The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the members of the Investment Committee of the Adviser actually knew or should have known of the conflict.  The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:
•

A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.
•

An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.
•

The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.
This list is not intended to be exclusive.  All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.

If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.
4.

Recordkeeping
The Investment Committee of the Adviser, or personnel of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, are responsible for maintaining the following records:
•

proxy voting policies and procedures;
•

proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);
•

records of votes cast and abstentions; and
•

any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

Revised effective as of January 1, 2015

Exhibit A
Managing Director of the Adviser Designated by Investment Committee (“Designated Managing Director”)
Each of the following is a “Designated Managing Director” and may act individually as such for purposes of these Proxy Voting Policies and Procedures
Brian Kessens
James Mick
Matt Sallee
Rob Thummel

Designees for Electronic Voting of Proxies
Rob Thummel
Matt Sallee
James Mick
Brian Kessens
Braden Cielocha
Nick Holmes
Brett Castelli
Brea Schmidt

Designated Personnel for Record Keeping
Connie Savage
Diane Bono

Exhibit A amended effective as of January 1, 2015

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This section contains information about the Registrant’s portfolio managers and the other accounts they manage, their compensation, and their ownership of securities of the Registrant. The "Ownership of Securities" tables reflect the portfolio managers' beneficial ownership, which means a direct or indirect pecuniary interest.
Information in this section is as of March 31, 2020, unless otherwise noted.
(a)(1)

Jessica S. Bush has been with Principal® since 2006. Ms. Bush is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Ms. Bush earned a bachelor’s degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Marcus W. Dummer has been with Principal® since 2003. Mr. Dummer is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Mr. Dummer earned a bachelor’s degree in Finance and an M.B.A. from the University of Utah. He has earned the right to use the Chartered Alternative Investment Analyst designation.

Benjamin E. Rotenberg has been with Principal® since 2014. Prior to that, he was employed at Cliffwater LLC from 2007-2014. Mr. Rotenberg is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Mr. Rotenberg earned a bachelor’s degree in International Relations and Russian from Pomona College. He has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.
(a)(2)

The following table provides information relating to other accounts managed by the Registrant’s portfolio managers disclosed in (a)(1) above.

Other Accounts Managed
			Number of	Total Assets of the
Principal Diversified Select Real Asset Fund	Total Number	Total Assets in the	Accounts that Base the Advisory Fee on	Accounts that Base the Advisory Fee on
	of Accounts	Accounts	Performance	Performance
Jessica S. Bush
Registered investment companies	3	$19.6 billion	0	$0
Other pooled investment vehicles	1	$2.2 billion	0	$0
Other accounts	—	$0	0	$0

Marcus W. Dummer
Registered investment companies	3	$19.6 billion	0	$0
Other pooled investment vehicles	1	$2.2 billion	0	$0
Other accounts	—	$0	0	$0

Benjamin E. Rotenberg
Registered investment companies	3	$19.6 billion	0	$0
Other pooled investment vehicles	1	$2.2 billion	0	$0
Other accounts	—	$0	0	$0

Portfolio managers at PGI and the sub‑advisers typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts, and separate accounts (assets managed on behalf of pension funds, foundations, and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities, and the aggregation and allocation of trades. PGI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, PGI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

PGI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pretax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer‑term orientation.

Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three‑year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with Principal stakeholders, and talent retention.

In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG’s employee stock purchase plan, retirement plans offered by the Principal (e.g., 401(k) plan), and direct personal investments. It should be noted that the Company’s retirement and deferred compensation plans generally utilize its non‑registered group separate accounts or commingled vehicles rather than the traditional mutual funds. In each instance, however, these vehicles are managed in lockstep alignment with the mutual funds.

(a)(4)   The portfolio managers disclosed in (a)(1) above do not beneficially own any shares of the Registrant.

(b)        Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board.

ITEM 11 – CONTROLS AND PROCEDURES

(a) Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of March 31, 2020. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures were not effective due to a material weakness. The material weakness existed in the operational process for the fair valuation of a security issued by a private fund (a fund that is not registered as an investment company under the Investment Company Act of 1940).

The controls were sufficiently designed but experienced an operational failure in ensuring that adequate fair value adjustments to the reported net asset value per share of the private fund securities were made in instances when the Advisor became aware of material information that would affect the price of a private fund security between the dates the private fund reported its net asset value. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected on a timely basis. Although this material weakness did not result in a misstatement, nor harm to investors, it could have resulted in incorrect investment balances or disclosures that in turn could have resulted in a material misstatement to the annual or interim financial statements that would not have been prevented or detected.

Management has developed a plan to remediate the material weakness described above. Greater coordination of communication of information relevant to the valuation of private funds has been stressed for the Advisor’s portfolio management team. In conjunction with such coordination, the Advisor’s pricing group (responsible for monitoring the daily pricing process for all securities of the Registrant) has taken steps to ensure that the Advisor’s financial reporting team (the group responsible for the preparation of the Registrant’s financial statements and reports) receive notification of each preliminary and final reported net asset value of a private fund in order to assess the impact of any change to financial statements and other regulatory filings. The pricing group is also enhancing reporting to the Registrant’s valuation committee through establishment of reporting thresholds for net asset value variances of a private fund and provision of summaries of any variances to the valuation committee for review. In addition, the pricing group will undertake to confirm unchanged net asset values with the portfolio management team on a periodic basis. The Registrant’s pricing group will also undertake to accelerate the review by a pricing consultant at annual and semi-annual period ends. This will require the portfolio managers promptly to complete quarterly due diligence assessments.

(b)Changes in Internal Controls.

Other than the planned enhancements to controls noted above, there have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Diversified Select Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	5/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	5/20/2020

By	/s/ Tracy W. Bollin
              Tracy W. Bollin, Chief Financial Officer

Date	5/20/2020

[1]
The first such interval fund is the Principal Diversified Select Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.